Loss per Share - Summary of Reconciliation between Weighted-average Common Shares Outstanding used in Calculation of Basis and Diluted Loss Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Weighted average common shares outstanding—basic	50,494	49,698	49,442
Net effect of dilutive stock options and non-vested stock	0	0	0
Weighted average common shares outstanding—diluted	50,494	49,698	49,442